Note 10 - Decommissioning Provision (Details Textual) - CAD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement Line Items [Line Items]
Total provision for decommissioning, restoration and rehabilitation costs	$ 123,940	$ 136,280	$ 0
Average risk-free rate	0.25%